CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash from operations
Net income after taxes	$ 573	$ 340
Items not involving cash:
Depreciation and amortization (notes 8 and 9)	439	422
Provisions on assets (note 6)	6	64
Accretion expenses (note 18)	7	6
Share-based compensation (note 26)	3	7
Deferred income tax expense (note 21)	120	47
Gains on sale of assets (notes 4 and 28)	(3)	(6)
Loss (income) from equity investments (note 14)	(13)	261
Unrealized losses (gains) on risk management contracts (note 24)	49	(18)
Amortization of deferred financing costs	6	5
Allowance for credit losses	26	14
Change in pension and other post-retirement benefits (note 29)	(46)	(25)
Other	18	28
Asset retirement obligations settled (note 18)	(10)	(10)
Distributions from equity investments	14	13
Changes in operating assets and liabilities (note 32)	(650)	(410)
Net cash provided (required) by operating activities	539	738
Investing activities
Capital expenditures - property, plant and equipment	(945)	(805)
Capital expenditures - intangible assets	(13)	(9)
Distributions from (contributions to) equity investments	1
Distributions from (contributions to) equity investments		(11)
Proceeds from disposition of equity investments (note 14)	0	3
Proceeds from disposition of assets, net of transaction costs (note 4)	245	346
Purchase of remaining non-controlling interest in a subsidiary (note 3)	(285)	0
Other changes in investing activities	0	(7)
Net cash provided (required) by investing activities	(997)	(483)
Financing activities
Net issuance (repayment) of short-term debt	128
Net issuance (repayment) of short-term debt		(78)
Issuance of long-term debt, net of debt issuance costs	718	446
Repayment of long-term debt	(513)	(11)
Net borrowing (repayment) under credit facilities	466	(229)
Issuance of subordinated hybrid notes (note 17)	544	0
Dividends - common shares	(298)	(303)
Dividends - preferred shares	(40)	(53)
Distributions to non-controlling interest	(21)	(32)
Contributions from non-controlling interests	0	1
Net proceeds from shares issued on exercise of options	25	14
Redemption of preferred shares (note 26)	(574)	0
Net cash provided (required) by financing activities	435	(245)
Change in cash, cash equivalents, and restricted cash	(23)	10
Effect of exchange rate changes on cash, cash equivalents, and restricted cash	4	0
Net change in cash classified within assets held for sale	(1)	0
Cash, cash equivalents, and restricted cash beginning of year	84	74
Cash, cash equivalents, and restricted cash end of year (note 32)	$ 64	$ 84